BORROWINGS	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]

12.         BORROWINGS

Borrowings consisted of the following:

	September 30,
	2019	2020
	RMB	RMB
Borrowing from Beijing Agriculture Finance Leasing, LLC.(“BAFL”) under Beijing Origin, payable on installment, due on December 29, 2020 with annual interest rate of 6%, secured by Beijing Origin's properties and land use right	78,611	—
Interest-free borrowing from Beijing Changping Technology Development Co. Ltd.(“BC-TID”) as of September 30, 2020	—	137,660
Long-term borrowings	78,611	137,660
Current portion of long-term borrowings	78,611	—
Non-current portion of long-term borrowings	—	137,660

Interest expense related to borrowings amounted to  RMB15,370 , RMB4,680 and RMB5,735 for the years ended September 30, 2018, 2019 and 2020, respectively.